Income taxes and mining tax credits	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes and mining tax credits [Text Block]

10. Income taxes and mining tax credits

The actual income tax provision differs from the expected amounts calculated by applying the Canadian combined statutory federal and provincial corporate income tax rates to the Company's loss before income taxes.  The components of the Company's income tax recovery are as follows:

	Year ended December 31, 2019 $	Year ended December 31, 2018 $
(Loss) income before income taxes	(1,663,674)	1,150,637
Statutory tax rate	27%	27%
Expected income tax (recovery) expense at the statutory tax rate	(449,192)	310,672
Items not deductible for tax and other	52,943	618,099
True-up	(287,716)	-
Change in unrecognized tax benefits	683,965	(928,771)
Income tax recovery	-	-

The Company has the following deferred tax assets and liabilities:

	December 31, 2019 $	December 31, 2018 $
Federal investment tax credits	654,183	654,183
Exploration and evaluation assets	3,309,945	1,832,035
Marketable securities	-	450,106
Reclamation obligation	54,000	-
Non-capital loss carryforwards	3,804,719	4,742,207
Other	611,555	71,906
Unrecognized deferred tax assets	(8,434,402)	(7,750,437)
	-	-

The tax pools relating to these deferred tax assets expire as follows:

	Canadian resource pools $	Non-capital losses $	Other $	Canadian federal investment tax credit losses $
2025	-	-	-	24,847
2026	-	1,175	-	-
2027	-	1,381,861	-	91,030
2028	-	2,559,941	-	57,677
2029	-	2,621,029	-	234,667
2030	-	2,388,895	-	245,962
2031	-	1,392,745	-	-
2032	-	818,329	-	-
2033	-	202,411	-	-
2034	-	266,149	-	-
2035	-	173,814	-	-
2036	-	152,243	-	-
2037	-	307,139	-	-
2038	-	-	-	-
2039	-	1,825,822	-	-
No expiry	16,649,369	-	4,088,060	-
	16,649,369	14,091,553	4,088,060	654,183